Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 37,248	$ 12,619
Preferred Stock, no par value		$ 0	$ 0
Preferred Stock, par value	$ 0.0001
Preferred Stock, non-cumulative dividend		8.00%
Preferred Stock, shares authorized	10,000,000	40,000,000	40,000,000
Preferred Stock, shares issued		748,722	748,043
Preferred Stock, shares outstanding	0	748,722	748,043
Common Stock, no par value		$ 0	$ 0
Common Stock, par value	$ 0.0001
Common Stock, shares authorized	100,000,000	85,000,000	85,000,000
Common Stock, shares issued	12,473,024	126,759	126,759
Common Stock, shares outstanding	12,473,024	126,759	126,759